Loss Per Share (Tables)	12 Months Ended
Feb. 28, 2021
Earnings Per Share [Abstract]
Summary of Computation of Net Loss Per Share

Net loss per share was computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended February 28, 2019, February 29, 2020 and February 28, 2021:

	For the year ended
	February 28,	February 29,	February 28,
	2019	2020	2021
	RMB	RMB	RMB	USD
Net loss attributable to ordinary shareholders-basic and diluted	(601)	(109,493)	(28,196)	(4,355)
Weighted average number of ordinary shares outstanding-basic and diluted	24,053,492	23,668,916	23,131,195	23,131,195
Basic and diluted -net loss per share	(0.02)	(4.63)	(1.22)	(0.19)

Summary of Diluted Net Loss Per Share Excluded from Loss Per Share

As of February 28, 2019, February 29, 2020, and February 28, 2021, diluted net loss per share does not include the following instruments as their inclusion would be antidilutive:

	For the year ended
	February 28,	February 29,	February 28,
	2019	2020	2021
Share options	3,400,559	3,490,109	4,090,109